Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our PEO and to our other non-PEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For time-based RSU awards, fair value is calculated using the closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price. For PSU awards, the same valuation methodology as RSU awards is used to calculate fair value except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement was 100% for the Synergy PSUs and HEXO PSUs. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

	PEO[1]		Average of Non-PEO NEOs[2]		Value of $100 Initial Investment Based On:
Fiscal Year	SCT Total Compensation[3]	Compensation Actually Paid4 10	SCT Total Compensation[3]	Compensation Actually Paid5 10	Cumulative TSR[6]	Peer Group TSR[7]	Net Income (Loss)[8] ($000)	Adjusted EBITDA[9] ($000)
2026	$22,157,305	$18,592,981	$3,425,384	$3,046,612	$3.24	$15.74	($105,158)	$61,139
2025	$10,295,612	($5,093,898)	$1,989,199	($530,210)	$2.51	$14.18	($2,181,356)	$55,035
2024	$10,142,971	$11,153,152	$2,061,804	$2,224,106	$10.60	$20.59	($222,404)	$60,465
2023	$15,656,584	$6,053,926	$2,371,929	$994,995	$9.84	$19.59	($1,443,000)	$61,479
2022	$19,456,767	$5,599,894	$2,755,870	$957,950	$26.44	$38.94	($434,132)	$48,047

(1)	Mr. Simon served as the Company’s PEO for fiscal years 2022-2026.
(2)	The non-PEO NEOs for the applicable fiscal years were as follows:
2023-2026: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of M&A), Mitchell Gendel (Global General Counsel and Corporate Secretary), and Roger Savell (Chief Administrative Officer)
2022: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), James Meiers (Head of Canada), and Mitchell Gendel (Global General Counsel and Corporate Secretary)
(3)
The values in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) as stated in the Company’s past proxy filings for the corresponding fiscal year. See the footnotes to the applicable SCT for further detail regarding the amounts in this column.

(4)	The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during 2026:

Adjustments to Determine Compensation “Actually Paid” for PEO	SCT Total Compensation[4]	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2026	$22,157,305	$18,816,501	$4,721,502	$0	$142,353	$10,388,322	$0	$0	$15,252,177

(5)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our Non-PEO NEOs during each of the reportable years:

Adjustments to Determine Compensation “Actually Paid” for PEO	SCT Total Compensation Of Average of Non-PEO NE	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2026	$3,425,384	$2,698,934	$891,300	$0	$27,228	$1,401,634	$0	$0	$2,320,162

(6)	Total shareholder return is calculated for each fiscal year based on a fixed investment of $100 from May 31, 2021 through the end of each applicable year, assuming reinvestment of dividends.
(7)	Horizons Marijuana Life Sciences Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.
(8)	The dollar amounts reported represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year or period.
(9)
The Company has identified Adjusted EBITDA as the Company-selected measure for this pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEOs and Non-PEO NEOs to the Company’s performance in Fiscal Year 2026. The Adjusted EBITDA for all years except the year ended May 31, 2024 includes an adjustment for lease expenses. Please see “Reconciliation of Non-GAAP Financial Measures to GAAP Measures” in our Annual Report on Form 10-K for the fiscal year ended May 31, 2026 and our Form 10-K/A for the fiscal year ended May 31, 2022 for a reconciliation of such non-GAAP Measures to the most directly comparable GAAP financial measures.

(10)
With respect to the awards described in the Compensation Discussion & Analysis section under “2024 EBITDA PSU Awards”, the fair value for purposes of ASC 718 was established in Fiscal Year 2026 due to the three-year cumulative performance targets having been set during Fiscal Year 2026. As a result, the fair value of such awards were not previously included in the Pay Versus Performance Table for prior fiscal years. The 2024 EBITDA PSUs became vested as of May 31, 2026 as described in the Compensation Discussion & Analysis section under “2024 EBITDA PSU Awards”. The corresponding fair value for the 2024 EBITDA PSU Awards has been reflected in the amount of total compensation for Fiscal Year 2026 and is included in the Pay Versus Performance Table.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Simon served as the Company’s PEO for fiscal years 2022-2026.
(2)	The non-PEO NEOs for the applicable fiscal years were as follows:
2023-2026: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of M&A), Mitchell Gendel (Global General Counsel and Corporate Secretary), and Roger Savell (Chief Administrative Officer)
2022: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), James Meiers (Head of Canada), and Mitchell Gendel (Global General Counsel and Corporate Secretary)

Peer Group Issuers, Footnote
(7)	Horizons Marijuana Life Sciences Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.

PEO Total Compensation Amount	$ 22,157,305	$ 10,295,612	$ 10,142,971	$ 15,656,584	$ 19,456,767
PEO Actually Paid Compensation Amount	$ 18,592,981	(5,093,898)	11,153,152	6,053,926	5,599,894
Adjustment To PEO Compensation, Footnote
(4)	The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO during 2026:

Adjustments to Determine Compensation “Actually Paid” for PEO	SCT Total Compensation[4]	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2026	$22,157,305	$18,816,501	$4,721,502	$0	$142,353	$10,388,322	$0	$0	$15,252,177

Non-PEO NEO Average Total Compensation Amount	$ 3,425,384	1,989,199	2,061,804	2,371,929	2,755,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,046,612	(530,210)	2,224,106	994,995	957,950
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our Non-PEO NEOs during each of the reportable years:

Adjustments to Determine Compensation “Actually Paid” for PEO	SCT Total Compensation Of Average of Non-PEO NE	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2026	$3,425,384	$2,698,934	$891,300	$0	$27,228	$1,401,634	$0	$0	$2,320,162

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:

Adjusted EBITDA
Consolidated Net Revenue

Total Shareholder Return Amount	$ 3.24	2.51	10.6	9.84	26.44
Peer Group Total Shareholder Return Amount	$ 15.74	$ 14.18	$ 20.59	$ 19.59	$ 38.94
Company Selected Measure Amount	61,139,000	55,035,000	60,465,000	61,479,000	48,047,000
PEO Name	Mr. Simon	Mr. Simon	Mr. Simon	Mr. Simon	Mr. Simon
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (105,158,000)	$ (2,181,356,000)	$ (222,404,000)	$ (1,443,000,000)	$ (434,132,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(9)
The Company has identified Adjusted EBITDA as the Company-selected measure for this pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEOs and Non-PEO NEOs to the Company’s performance in Fiscal Year 2026. The Adjusted EBITDA for all years except the year ended May 31, 2024 includes an adjustment for lease expenses. Please see “Reconciliation of Non-GAAP Financial Measures to GAAP Measures” in our Annual Report on Form 10-K for the fiscal year ended May 31, 2026 and our Form 10-K/A for the fiscal year ended May 31, 2022 for a reconciliation of such non-GAAP Measures to the most directly comparable GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Net Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,816,501)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,252,177
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,721,502
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,353
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,388,322
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,698,934)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,320,162
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	891,300
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,228
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,401,634
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0